Revenue	12 Months Ended
Dec. 31, 2021
Revenue
Revenue

4. Revenue

Revenues by Geography

Substantially all of the Company’s revenue for the years ending December 31, 2021 and 2020 was derived from services performed within the United States. No other country represented more than 10% of total revenue for either year.

Unsatisfied Performance Obligations

As of December 31, 2021, the aggregate amount of transaction price allocated to the unsatisfied performance obligations was $154.2 million. The Company expects to recognize this revenue over the remaining contract term of the individual projects, with contract terms generally ranging from 0.1 to 9.6 years. The amount of unsatisfied performance obligations is lower than the potential contractual revenue since it excludes revenue that is constrained. Revenue amounts excluded due to constraints include those amounts under contracts that are wholly unperformed in which the customer has a unilateral right to cancel the arrangement, or that require the Company to undertake numerous activities to fulfill the performance obligations, including various activities that are outside of the Company’s control.

Timing of Billing and Performance

During the years ended December 31, 2021, and 2020, the Company recognized approximately $4.9 million and $4.4 million of revenue that was included in the deferred revenue balance at the beginning of the years, respectively. During the years ended December 31, 2021, and 2020 revenue recognized from performance obligations partially satisfied in previous periods was $2.0 million and $(0.1) million, respectively. These cumulative catch-up adjustments primarily related to contract modifications, executed in the current period, which resulted in changes to the transaction price and changes in estimates such as estimated total costs.

Accounts Receivable, Unbilled Services, and Deferred Revenue

Accounts receivable and unbilled services (including contract assets) consisted of the following as of December 31:

(In thousands)	2021	2020
Accounts receivable	$8,143	$8,688
Unbilled services	2,825	2,512
Total accounts receivable and unbilled services	10,968	11,200
Allowance for doubtful accounts	(269)	—
Total accounts receivable and unbilled services, net	$10,699	$11,200

As of December 31, 2021, and 2020, contract assets of $2.8 million and $2.5 million, respectively, were included in unbilled services. Year over year changes in the Company’s accounts receivable and unbilled services was impacted by timing differences between the Company’s satisfaction of performance obligations under its contracts, achievement of billing milestones, and customer payments.

Deferred revenue for the years ended December 31, 2021 and 2020 was $7.6 million and $5.6 million, respectively. The increase was driven by significant contract and revenue growth for the year ended December 31, 2021 as compared to the year ended December 31, 2020.

4. Revenue (continued)

Concentration of Credit Risk

Financial assets that subject the Company to credit risk primarily consist of cash and cash equivalents, accounts receivable and unbilled services. Based on the short-term nature and historical realization of the financial assets as well as the reputable credit ratings of the financial institutions holding the deposits, the Company believes it bears minimal credit risk.

For the years ended December 31, 2021 and 2020, three customers individually (totaling 57.0% and 69.2%, respectively) accounted for greater than 10% of revenue. As of December 31, 2021 and 2020, three and two customers individually (totaling 78.4% and 73.5%, respectively) accounted for greater than 10% of accounts receivable, net.

Capitalized Commission Cost

Capitalized commission costs are incremental costs incurred to obtain a contract. The Company incurs incremental costs to obtain contracts through payment of sales commissions on contracts signed. The Company capitalizes commission costs when incurred and amortizes to expense over the term of the related contract, in line with revenue recognized.

Capitalized commission costs and related amortization consisted of the following as of December 31:

(In thousands)	2021	2020
Capitalized commission cost, net	$2,956	$510

(In thousands)	2021	2020
Amortization of capitalized commission cost	$(1,267)	$(232)

$0.2 million in contract costs were impaired related to canceled projects for the year ended December 31, 2020 and none were impaired for the year ended December 31, 2021.